Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment [Table Text Block]

			EIN: 77-0664171
			Plan Number: 004
			Form: 5500
(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Value

Money Market
*	Vanguard	Federal Money Market	**	$6,293,444

Mutual Funds
	American	Funds Growth Fund of America; R-4 Class	**	8,990,726
	Artisan	International Fund, Investor Class	**	2,037,994
*	Vanguard	500 Index Fund Investor Shares	**	12,498,154
*	Vanguard	Growth and Income Fund Investor Shares	**	6,630,092
*	Vanguard	Small-Cap Value Index Fund Admiral	**	1,811,322
*	Vanguard	Strategic Equity Fund	**	4,315,295
*	Vanguard	Target Retirement 2020 Fund	**	2,337,176
*	Vanguard	Target Retirement 2025 Fund	**	11,453,285
*	Vanguard	Target Retirement 2030 Fund	**	16,601,265
*	Vanguard	Target Retirement 2035 Fund	**	22,020,694
*	Vanguard	Target Retirement 2040 Fund	**	15,143,244
*	Vanguard	Target Retirement 2045 Fund	**	17,200,338
*	Vanguard	Target Retirement 2050 Fund	**	16,434,067
*	Vanguard	Target Retirement 2055 Fund	**	7,124,390
*	Vanguard	Target Retirement 2060 Fund	**	4,450,036
*	Vanguard	Target Retirement 2065 Fund	**	2,155,516
*	Vanguard	Target Retirement 2070 Fund	**	1,223,820
*	Vanguard	Target Retirement Income	**	1,890,911
*	Vanguard	Total Bond Market Index Fund Investor Shares	**	1,624,529
*	Vanguard	Total International Bond Index Fund Investor Shr	**	600,835
*	Vanguard	Total Stock Market Index Fund Admiral Shares	**	4,476,988
*	Vanguard	Windsor II Fund Investor Shares	**	1,835,177

Total Mutual Funds				162,855,854

Common Stock
*	Hecla Mining Co.	3,197,065 shares of common stock	**	60,881,955

Participant Loans
*	Participant loans	Interest rates ranging from 4.25% to 9.50%	-	3,103,722

Total Investments				$233,134,975